Employee Benefit Plan, Schedule, Delinquent Participant Contribution	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Prohibited Transactions	Prohibited Transactions
The Plan inadvertently failed to deposit $9,651 of participant deferrals within the required time frame as stated by United States Department of Labor ("DOL") regulations. The Company corrected the errors involving delinquent contributions by contributing the amounts to the Plan (with additional earnings), filing a Form 5330 and paying the applicable excise tax to the Internal Revenue Service during 2025. The excise tax payments are made from the Company’s assets and not the assets of the Plan.